CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2019
CONVERTIBLE PREFERRED SHARES.
Schedule of convertible preferred shares

	Series A‑1	Series A‑2	Series A‑2‑I	Series A‑3	Series B‑1	Series B‑2	Series C	Series C-1	Series C-2	Series D
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Total
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	equity
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2017	1,417	27,123	—	—	—	—	—	—	—	—	28,540
Issuance for cash	—	—	—	100,559	—	—	—	—	—	—	100,559
Conversion from convertible loan	—	—	6,250	—	—	—	—	—	—	—	6,250
Issuance cost	—	—	—	(1,000)	—	—	—	—	—	—	(1,000)
Accretion and modification of redeemable convertible preferred shares	—	3,170	345	10,608	—	—	—	—	—	—	14,123
Foreign currency translation adjustment	(82)	(1,678)	(339)	(5,712)	—	—	—	—	—	—	(7,811)
Balance as of December 31, 2017	1,335	28,615	6,256	104,455	—	—	—	—	—	—	140,661
Issuance for cash	—	—	—	—	379,542	321,040	1,737,750	—	—	—	2,438,332
Conversion from convertible loan	—	—	—	—	—	133,168	—	—	—	—	133,168
Issuance costs	—	—	—	—	(8,091)	(3,249)	(6,800)	—	—	—	(18,140)
Accretion and modification of redeemable convertible preferred shares	—	2,024	245	8,328	35,908	25,625	39,002	—	—	—	111,132
Foreign currency translation adjustment	67	1,517	325	5,533	33,362	34,218	(20,543)	—	—	—	54,479
Balance as of December 31, 2018	1,402	32,156	6,826	118,316	440,721	510,802	1,749,409	—	—	—	2,859,632
Issuance for cash	—	—	—	3,038	—	—	—	—	1,500,416	1,343,758	2,847,212
Issuance costs	—	—	—		—	—	—		(2,411)	(7,053)	(9,464)
Redesignated	—	—	—	(11,697)	—	—	(1,755,247)	11,697	1,755,247	—	—
Accretion and modification of redeemable convertible preferred shares	—	2,096	267	8,117	28,944	38,349	5,838	761	244,923	19,461	348,756
Foreign currency translation adjustment	23	554	115	1,802	7,594	8,857	—	221	58,878	(17,977)	60,067
Balance as of December 31, 2019	1,425	34,806	7,208	119,576	477,259	558,008	—	12,679	3,557,053	1,338,189	6,106,203

Schedule of redemption amounts

Year ending December 31,	RMB
2020	—
2021	—
2022	—
2023	8,174,168